GOODWILL - Summary of carrying amount of goodwill (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Goodwill [Line Items]
Beginning balance	¥ 331		¥ 43,631
Addition	0		0
Accumulated impairment loss	0		(43,300)
Goodwill, net	¥ 331	$ 48	¥ 331